UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08549

Oak Associates Funds

(Exact name of registrant as specified in charter)

101 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Charles A. Kiraly

Oak Associates, Ltd.

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333-8334

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end: October 31

Date of reporting period: May 1, 2014 – July 31, 2014

Item 1. Schedule of Investments

White Oak

White Oak Select Growth Fund - Schedules of Investments

As of July 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.4%)

CONSUMER DISCRETIONARY (3.9%)
Internet & Catalog Retail (3.9%)
Amazon.com, Inc.(a)	31,900	$9,984,381

ENERGY (6.9%)
Energy Equipment & Services (3.1%)
Transocean, Ltd.	195,000	7,866,300

Oil, Gas & Consumable Fuels (3.8%)
Exxon Mobil Corp.	98,000	9,696,120

FINANCIALS (31.7%)
Capital Markets (10.6%)
The Charles Schwab Corp.	485,000	13,458,750
US Bancorp	320,000	13,449,600

		26,908,350

Commercial Banks (9.4%)
CIT Group, Inc.	182,400	8,957,664
M&T Bank Corp.	60,000	7,290,000
TCF Financial Corp.	487,000	7,699,470

		23,947,134

Diversified Financial Services (6.7%)
JPMorgan Chase & Co.	295,400	17,035,718

Insurance (5.0%)
ACE, Ltd.	128,000	12,812,800

HEALTH CARE (22.0%)
Biotechnology (5.4%)
Amgen, Inc.	108,000	13,758,120

Health Care Equipment & Supplies (9.6%)
CR Bard, Inc.	92,200	13,759,006
Stryker Corp.	135,000	10,768,950

		24,527,956

Health Care Providers & Services (2.8%)
Express Scripts Holding Co.(a)	101,000	7,034,650

Pharmaceuticals (4.2%)
Teva Pharmaceutical Industries, Ltd. - ADR	197,000	10,539,500

INFORMATION TECHNOLOGY (34.9%)
Communications Equipment (9.2%)
Cisco Systems, Inc.	626,000	15,793,980
Qualcomm, Inc.	103,100	7,598,470

		23,392,450

Computers & Peripherals (4.3%)
International Business Machines Corp.	56,900	10,906,023

Internet Software & Services (7.4%)
Google, Inc. - Class A(a)	16,450	9,533,597
Google, Inc. - Class C(a)	16,450	9,402,820

		18,936,417

Security Description	Shares	Value
IT Services (4.0%)
Cognizant Technology Solutions Corp. - Class A(a)	207,000	$10,153,350

Semiconductors & Semiconductor Equipment (5.5%)
Broadcom Corp. - Class A	6,000	229,560
KLA-Tencor Corp.	191,800	13,711,782

		13,941,342

Software (4.5%)
Salesforce.com, Inc.(a)	105,400	5,717,950
Symantec Corp.	250,000	5,915,000

		11,632,950

TOTAL COMMON STOCKS
(Cost $239,802,678)		253,073,561

SHORT TERM INVESTMENTS (0.6%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	1,530,567	1,530,567

TOTAL SHORT TERM INVESTMENTS
(Cost $1,530,567)		1,530,567

TOTAL INVESTMENTS - (100.0%)
(Cost $241,333,245)		$254,604,128

Assets in Excess of Other Liabilities - (0.0%)(b)		42,871

NET ASSETS - (100.0%)		$254,646,999

(a)	Non-income producing security.
(b)	Less than 0.05%.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

The accompanying notes are an integral part of the quarterly schedules of investments.

Pin Oak

Pin Oak Equity Fund - Schedules of Investments

As of July 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (95.6%)

CONSUMER DISCRETIONARY (10.1%)
Auto Components (2.3%)
Visteon Corp.(a)	22,300	$2,129,650

Internet & Catalog Retail (1.8%)
Amazon.com, Inc.(a)	5,550	1,737,095

Media (6.0%)
The Interpublic Group of Cos., Inc.	110,000	2,168,100
Twenty-First Century Fox, Inc. - Class A	109,000	3,453,120

		5,621,220

CONSUMER STAPLES (5.3%)
Beverages (3.0%)
PepsiCo, Inc.	31,800	2,801,580

Household Products (2.3%)
Energizer Holdings, Inc.	18,500	2,123,060

ENERGY (8.1%)
Energy Equipment & Services (5.9%)
Diamond Offshore Drilling, Inc.	31,829	1,489,279
Nabors Industries, Ltd.	146,600	3,981,656

		5,470,935

Oil, Gas & Consumable Fuels (2.2%)
Royal Dutch Shell PLC - ADR	25,681	2,101,476

FINANCIALS (35.8%)
Capital Markets (7.8%)
The Bank of New York Mellon Corp.	82,000	3,201,280
The Charles Schwab Corp.	147,551	4,094,540

		7,295,820

Commercial Banks (17.3%)
CIT Group, Inc.	62,500	3,069,375
First Bancorp	50,135	806,171
Great Southern Bancorp, Inc.	55,845	1,741,247
International Bancshares Corp.	99,500	2,522,325
SunTrust Banks, Inc.	57,000	2,168,850
Wells Fargo & Co.	115,000	5,853,500

		16,161,468

Consumer Finance (4.4%)
Capital One Financial Corp.	52,400	4,167,896

Insurance (6.3%)
Assurant, Inc.	14,000	887,040
Everest Re Group, Ltd.	14,100	2,198,331
The Travelers Cos., Inc.	31,000	2,776,360

		5,861,731

INDUSTRIALS (7.8%)
Aerospace & Defense (7.2%)
Lockheed Martin Corp.	16,400	2,738,308
Raytheon Co.	44,000	3,993,880

		6,732,188

Machinery (0.6%)
Parker Hannifin Corp.	5,000	574,750

Security Description	Shares	Value
INFORMATION TECHNOLOGY (27.5%)
Electronic Equipment & Instruments (2.3%)
Flextronics International, Ltd.(a)	206,000	$2,140,340

Internet Software & Services (7.1%)
Google, Inc. - Class A(a)	3,500	2,028,425
Google, Inc. - Class C(a)	3,500	2,000,600
IAC/InterActive Corp.	39,156	2,631,283

		6,660,308

IT Services (9.6%)
Amdocs, Ltd.	101,672	4,609,808
Paychex, Inc.	43,049	1,765,440
The Western Union Co.	147,000	2,568,090

		8,943,338

Semiconductors & Semiconductor Equipment (3.3%)
KLA-Tencor Corp.	21,800	1,558,482
Xilinx, Inc.	37,500	1,542,375

		3,100,857

Software (5.2%)
Microsoft Corp.	113,300	4,890,028

MATERIALS (1.0%)
Metals & Mining (1.0%)
Teck Resources, Ltd. - Class B	38,814	929,984

TOTAL COMMON STOCKS
(Cost $78,701,243)		89,443,724

SHORT TERM INVESTMENTS (4.5%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	4,213,156	4,213,156

TOTAL SHORT TERM INVESTMENTS
(Cost $4,213,156)		4,213,156

TOTAL INVESTMENTS - (100.1%)
(Cost $82,914,399)		$93,656,880

Liabilities in Excess of Other Assets - (-0.1%)		(137,604)

NET ASSETS - (100.0%)		$93,519,276

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedules of investments.

Rock Oak

Rock Oak Core Growth Fund - Schedules of Investments

As of July 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (94.8%)

CONSUMER DISCRETIONARY (9.2%)
Hotels, Restaurants & Leisure (7.2%)
Wyndham Worldwide Corp.	3,550	$268,203
Wynn Resorts, Ltd.	1,600	341,120

		609,323

Specialty Retail (2.0%)
Staples, Inc.	14,850	172,111

CONSUMER STAPLES (1.9%)
Beverages (1.9%)
Molson Coors Brewing Co. - Class B	2,400	162,072

ENERGY (10.6%)
Energy Equipment & Services (7.8%)
National Oilwell Varco, Inc.	2,500	202,600
Transocean, Ltd.	3,600	145,224
Weatherford International PLC(a)	14,250	318,773

		666,597

Oil, Gas & Consumable Fuels (2.8%)
HollyFrontier Corp.	5,150	242,101

FINANCIALS (12.1%)
Commercial Banks (6.7%)
Comerica, Inc.	6,000	301,560
SunTrust Banks, Inc.	7,200	273,960

		575,520

Insurance (5.4%)
Genworth Financial, Inc. - Class A(a)	18,450	241,695
The Hartford Financial Services Group, Inc.	6,400	218,624

		460,319

HEALTH CARE (8.2%)
Health Care Providers & Services (2.5%)
Quest Diagnostics, Inc.	3,550	216,905

Life Sciences Tools & Services (5.7%)
Affymetrix, Inc.(a)	20,000	172,000
Illumina, Inc.(a)	1,950	311,825

		483,825

INDUSTRIALS (8.0%)
Aerospace & Defense (2.9%)
L-3 Communications Holdings, Inc.	2,350	246,656

Commercial Services & Supplies (2.2%)
The ADT Corp.	5,400	187,920

Professional Services (2.7%)
Nielsen NV	5,000	230,550

Trading Companies & Distribution (0.2%)
NOW, Inc.(a)	625	20,119

INFORMATION TECHNOLOGY (42.7%)
Communications Equipment (1.8%)
F5 Networks, Inc.(a)	1,400	157,626

Security Description	Shares	Value
Computers & Peripherals (6.4%)
NetApp, Inc.	4,800	$186,432
Western Digital Corp.	3,650	364,380

		550,812

Electronic Equipment & Instruments (2.0%)
Amphenol Corp. - Class A	1,750	168,297

IT Services (9.5%)
Cognizant Technology Solutions Corp. - Class A(a)	5,000	245,250
Computer Sciences Corp.	5,650	352,504
Vantiv, Inc. - Class A(a)	6,550	214,709

		812,463

Semiconductors & Semiconductor Equipment (5.3%)
Broadcom Corp. - Class A	5,400	206,604
Linear Technology Corp.	5,500	242,742

		449,346

Software (14.3%)
Autodesk, Inc.(a)	4,200	224,070
CA, Inc.	9,950	287,356
Salesforce.com, Inc.(a)	5,000	271,250
Symantec Corp.	9,700	229,502
Workday, Inc. - Class A(a)	2,550	213,792

		1,225,970

Technology Hardware, Storage & Peripherals (3.4%)
Seagate Technology PLC	4,900	287,140

MATERIALS (2.1%)
Chemicals (2.1%)
CF Industries Holdings, Inc.	700	175,238

TOTAL COMMON STOCKS
(Cost $5,773,920)		8,100,910

SHORT TERM INVESTMENTS (5.3%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	456,828	456,828

TOTAL SHORT TERM INVESTMENTS
(Cost $456,828)		456,828

TOTAL INVESTMENTS - (100.1%)
(Cost $6,230,748)		$8,557,738

Liabilities in Excess of Other Assets - (-0.1%)		(7,229)

NET ASSETS - (100.0%)		$8,550,509

(a)	Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)

PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedules of investments.

River Oak

River Oak Discovery Fund - Schedules of Investments

As of July 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.0%)

CONSUMER DISCRETIONARY (19.6%)
Diversified Consumer Services (11.9%)
Apollo Group, Inc.(a)	13,600	$379,848
Capella Education Co.	4,350	278,226
DeVry Education Group, Inc.	7,700	307,769
K12, Inc.(a)	10,000	233,100
Strayer Education, Inc.(a)	8,000	414,560

		1,613,503

Household Durables (2.5%)
Skullcandy, Inc.(a)	50,300	340,028

Leisure Equipment & Products (3.2%)
LeapFrog Enterprises, Inc.(a)	61,250	442,225

Media (2.0%)
Sizmek, Inc.(a)	29,500	268,155

ENERGY (3.1%)
Energy Equipment & Services (3.1%)
ION Geophysical Corp.(a)	112,550	422,063

FINANCIALS (25.6%)
Capital Markets (10.1%)
Calamos Asset Management, Inc. - Class A	30,700	364,102
Cowen Group, Inc. - Class A(a)	86,900	347,600
FBR & Co.(a)	11,650	325,734
Janus Capital Group, Inc.	29,400	334,866

		1,372,302

Commercial Banks (7.4%)
PrivateBancorp, Inc.	12,300	354,240
Union First Market Bankshares Corp.	14,050	335,514
Zions Bancorporation	10,800	311,256

		1,001,010

Insurance (8.1%)
Assurant, Inc.	7,350	465,696
CNO Financial Group, Inc.	14,000	226,520
Symetra Financial Corp.	18,250	416,100

		1,108,316

HEALTH CARE (17.5%)
Biotechnology (6.8%)
Cubist Pharmaceuticals, Inc.(a)	2,200	133,980
PDL BioPharma, Inc.	40,350	378,483
United Therapeutics Corp.(a)	4,550	413,777

		926,240

Health Care Providers & Services (6.1%)
Alliance HealthCare Services, Inc.(a)	12,300	351,165
Amsurg Corp.(a)	9,950	475,212

		826,377

Pharmaceuticals (4.6%)
Questcor Pharmaceuticals, Inc.	7,000	629,790

INDUSTRIALS (6.7%)
Machinery (2.4%)
Proto Labs, Inc.(a)	4,000	324,000

Security Description	Shares	Value
Professional Services (2.6%)
ICF International, Inc.(a)	10,271	$355,068

Trading Companies & Distribution (1.7%)
CAI International, Inc.(a)	12,450	237,671

INFORMATION TECHNOLOGY (25.5%)
Electronic Equipment & Instruments (6.2%)
Dolby Laboratories, Inc. - Class A(a)	7,200	321,408
Hollysys Automation Technologies, Ltd.(a)	15,500	342,240
Newport Corp.(a)	10,258	177,566

		841,214

Internet Software & Services (3.2%)
MercadoLibre, Inc.	1,900	175,750
Sohu.com, Inc.(a)	4,650	263,748

		439,498

IT Services (1.8%)
Unisys Corp.(a)	11,400	242,706

Semiconductors & Semiconductor Equipment (6.5%)
Cirrus Logic, Inc.(a)	22,900	513,647
Kulicke & Soffa Industries, Inc.(a)	26,800	365,016

		878,663

Software (7.8%)
AVG Technologies NV(a)	20,000	340,000
CommVault Systems, Inc.(a)	8,150	391,363
Fortinet, Inc.(a)	13,450	330,197

		1,061,560

TOTAL COMMON STOCKS
(Cost $10,476,442)		13,330,389

SHORT TERM INVESTMENTS (5.1%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	692,200	692,200

TOTAL SHORT TERM INVESTMENTS
(Cost $692,200)		692,200

TOTAL INVESTMENTS - (103.1%)
(Cost $11,168,642)		$14,022,589

Liabilities in Excess of Other Assets - (-3.1%)		(424,267)

NET ASSETS - (100.0%)		$13,598,322

(a)	Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)

The accompanying notes are an integral part of the quarterly schedules of investments.

Red Oak

Red Oak Technology Select Fund - Schedules of Investments

As of July 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (97.3%)

CONSUMER DISCRETIONARY (1.4%)
Internet & Catalog Retail (1.4%)
Amazon.com, Inc.(a)	6,450	$2,018,785

INDUSTRIALS (6.6%)
Aerospace & Defense (6.6%)
Huntington Ingalls Industries, Inc.	38,466	3,497,329
Northrop Grumman Corp.	46,000	5,670,420

		9,167,749

INFORMATION TECHNOLOGY (89.3%)
Communications Equipment (9.5%)
Cisco Systems, Inc.	242,000	6,105,660
Juniper Networks, Inc.(a)	134,000	3,154,360
Qualcomm, Inc.	54,300	4,001,910

		13,261,930

Computers & Peripherals (20.2%)
Apple, Inc.	42,420	4,054,080
EMC Corp.	135,200	3,961,360
Hewlett-Packard Co.	127,500	4,540,275
International Business Machines Corp.	19,200	3,680,064
Lexmark International, Inc. - Class A	54,000	2,593,620
NetApp, Inc.	97,000	3,767,480
Western Digital Corp.	57,100	5,700,293

		28,297,172

Electronic Equipment & Instruments (8.3%)
Arrow Electronics, Inc.(a)	73,900	4,282,505
Corning, Inc.	170,000	3,340,500
Flextronics International, Ltd.(a)	20,000	207,800
Ingram Micro, Inc. - Class A(a)	131,600	3,776,920

		11,607,725

Internet Software & Services (6.9%)
Google, Inc. - Class A(a)	5,100	2,955,705
Google, Inc. - Class C(a)	6,000	3,429,600
IAC/InterActive Corp.	48,600	3,265,920

		9,651,225

IT Services (12.1%)
Accenture PLC - Class A	58,200	4,614,096
Alliance Data Systems Corp.(a)	22,600	5,927,754
Computer Sciences Corp.	56,000	3,493,840
CSG Systems International, Inc.	60,129	1,565,759
Total System Services, Inc.	43,000	1,376,000

		16,977,449

Semiconductors & Semiconductor Equipment (13.5%)
Intel Corp.	140,500	4,761,545
KLA-Tencor Corp.	66,600	4,761,234
Marvell Technology Group, Ltd.	237,400	3,166,916
NVIDIA Corp.	150,000	2,625,000
Spansion, Inc. - Class A(a)	22,162	420,413
Xilinx, Inc.	74,500	3,064,185

		18,799,293

Software (18.8%)
CA, Inc.	116,000	3,350,080
Check Point Software Technologies, Ltd.(a)	62,900	4,269,023
Microsoft Corp.	117,000	5,049,720
Oracle Corp.	154,000	6,220,060

Security Description	Shares	Value
Software (continued)
Symantec Corp.	178,000	$4,211,480
Synopsys, Inc.(a)	85,300	3,221,781

		26,322,144

TOTAL COMMON STOCKS
(Cost $105,518,394)		136,103,472

SHORT TERM INVESTMENTS (3.0%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	4,162,928	4,162,928

TOTAL SHORT TERM INVESTMENTS
(Cost $4,162,928)		4,162,928

TOTAL INVESTMENTS - (100.3%)
(Cost $109,681,322)		$140,266,400

Liabilities in Excess of Other Assets - (-0.3%)		(357,220)

NET ASSETS - (100.0%)		$139,909,180

(a)	Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedules of investments.

Black Oak

Black Oak Emerging Technology Fund - Schedules of Investments

As of July 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (96.9%)

HEALTH CARE (5.6%)
Biotechnology (2.8%)
PDL BioPharma, Inc.	98,800	$926,744

Life Sciences Tools & Services (2.8%)
Illumina, Inc.(a)	5,800	927,478

INFORMATION TECHNOLOGY (91.3%)
Communications Equipment (10.7%)
F5 Networks, Inc.(a)	7,150	805,019
Palo Alto Networks, Inc.(a)	5,900	477,074
Qualcomm, Inc.	21,150	1,558,755
Ruckus Wireless, Inc.(a)	52,100	672,611

		3,513,459

Computers & Peripherals (17.7%)
3D Systems Corp.(a)	11,600	581,508
Apple, Inc.	18,200	1,739,374
EMC Corp.	43,100	1,262,830
Stratasys, Ltd.(a)	6,300	633,402
Western Digital Corp.	15,950	1,592,288

		5,809,402

Electronic Equipment & Instruments (4.4%)
Arrow Electronics, Inc.(a)	18,000	1,043,100
Newport Corp.(a)	24,142	417,898

		1,460,998

Internet Software & Services (9.5%)
Baidu, Inc. - ADR(a)	5,250	1,134,262
MercadoLibre, Inc.	6,900	638,250
NetEase.com, Inc. - ADR	10,400	874,016
Sohu.com, Inc.(a)	8,700	493,464

		3,139,992

IT Services (14.6%)
Alliance Data Systems Corp.(a)	3,650	957,358
Cognizant Technology Solutions Corp. - Class A(a)	27,700	1,358,685
Computer Sciences Corp.	28,200	1,759,398
Unisys Corp.(a)	33,300	708,957

		4,784,398

Semiconductors & Semiconductor Equipment (8.4%)
Cirrus Logic, Inc.(a)	68,800	1,543,184
Lam Research Corp.	9,800	686,000
Linear Technology Corp.	11,750	518,586

		2,747,770

Software (22.3%)
AVG Technologies NV(a)	59,350	1,008,950
CA, Inc.	45,100	1,302,488
Citrix Systems, Inc.(a)	16,200	1,097,226
CommVault Systems, Inc.(a)	23,100	1,109,262
Fortinet, Inc.(a)	22,700	557,285
Qualys, Inc.(a)	31,100	742,979
Salesforce.com, Inc.(a)	27,800	1,508,150

		7,326,340

Technology Hardware, Storage & Peripherals (3.7%)
SanDisk Corp.	13,350	1,224,329

TOTAL COMMON STOCKS
(Cost $23,703,986)		31,860,910

Security Description	Shares	Value

SHORT TERM INVESTMENTS (6.2%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	2,046,254	$2,046,254

TOTAL SHORT TERM INVESTMENTS
(Cost $2,046,254)		2,046,254

TOTAL INVESTMENTS - (103.1%)
(Cost $25,750,240)		$33,907,164

Liabilities in Excess of Other Assets - (-3.1%)		(1,032,800)

NET ASSETS - (100.0%)		$32,874,364

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)

The accompanying notes are an integral part of the quarterly schedules of investments.

Live Oak

Live Oak Health Sciences Fund - Schedules of Investments

As of July 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.1%)

HEALTH CARE (99.1%)
Biotechnology (4.5%)
Amgen, Inc.	15,900	$2,025,501
Targacept, Inc.(a)	23,881	66,628

		2,092,129

Health Care Equipment & Supplies (23.8%)
Becton Dickinson and Co.	16,400	1,906,336
Covidien PLC	16,000	1,384,160
CR Bard, Inc.	18,800	2,805,524
Greatbatch, Inc.(a)	12,684	627,985
Medtronic, Inc.	29,500	1,821,330
Stryker Corp.	17,000	1,356,090
Zimmer Holdings, Inc.	11,700	1,170,819

		11,072,244

Health Care Providers & Services (31.7%)
Cardinal Health, Inc.	38,800	2,780,020
Cigna Corp.	5,000	450,200
McKesson Corp.	13,750	2,638,075
Omnicare, Inc.	17,900	1,118,750
Owens & Minor, Inc.	45,080	1,491,697
Patterson Cos., Inc.	28,400	1,107,884
PharMerica Corp.(a)	45,516	1,228,477
UnitedHealth Group, Inc.	12,000	972,600
VCA, Inc.(a)	33,300	1,241,757
WellPoint, Inc.	15,700	1,724,017

		14,753,477

Life Sciences Tools & Services (10.8%)
Agilent Technologies, Inc.	32,100	1,800,489
Charles River Laboratories International, Inc.(a)	18,000	975,780
Techne Corp.	8,900	830,548
Waters Corp.(a)	14,000	1,448,160

		5,054,977

Pharmaceuticals (28.3%)
AstraZeneca PLC - ADR	27,700	2,016,283
Eli Lilly & Co.	18,000	1,099,080
GlaxoSmithKline PLC - ADR	25,900	1,252,783
Johnson & Johnson	14,700	1,471,323
Mallinckrodt PLC(a)	1,887	131,373
Merck & Co., Inc.	33,000	1,872,420
Novartis AG - ADR	16,700	1,451,898
Pfizer, Inc.	50,154	1,439,419
Sanofi - ADR	22,892	1,196,565
Teva Pharmaceutical Industries, Ltd. - ADR	23,500	1,257,250

		13,188,394

TOTAL COMMON STOCKS
(Cost $27,913,698)		46,161,221

Security Description	Shares	Value

SHORT TERM INVESTMENTS (1.0%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	481,561	$481,561

TOTAL SHORT TERM INVESTMENTS
(Cost $481,561)		481,561

TOTAL INVESTMENTS - (100.1%)
(Cost $28,395,259)		$46,642,782

Liabilities in Excess of Other Assets - (-0.1%)		(28,411)

NET ASSETS - (100.0%)		$46,614,371

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Ltd. - Limited.

PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedules of investments.

Notes to Quarterly Schedules of Investments

As of July 31, 2014 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with seven funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund, and Live Oak Health Sciences Fund (collectively referred to as “Funds” and individually referred to as a “Fund”). The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedule of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in repurchase agreements are generally valued at par each business day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”).

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS):

At July 31, 2014, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

***

As of July 31, 2014	White Oak Select Growth	Pin Oak Equity	Rock Oak Core Growth	River Oak Discovery
Gross appreciation (excess of value over tax cost)	20,624,373	12,490,437	2,399,151	3,083,232
Gross depreciation (excess of tax cost over value)	(7,353,490)	(1,747,956)	(72,161)	(229,285)
Net unrealized appreciation/(depreciation)	13,270,883	10,742,481	2,326,990	2,853,947
Cost of investment for income tax purposes	241,333,245	82,914,399	6,230,748	11,168,642

As of July 31, 2014	Red Oak Technology Select	Black Oak Emerging Technology	Live Oak Health Sciences
Gross appreciation (excess of value over tax cost)	31,289,696	8,602,492	18,398,744
Gross depreciation (excess of tax cost over value)	(1,696,005)	(445,568)	(153,801)
Net unrealized appreciation/(depreciation)	29,593,691	8,156,924	18,244,943
Cost of investment for income tax purposes	110,672,709	25,750,240	28,397,839

4. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 - Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing base on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within fair valuation.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$253,073,561	$–	$–	$253,073,561
Short Term Investments	1,530,567	–	–	1,530,567

Total	$254,604,128	$–	$–	$254,604,128

	Level 1	Level 2	Level 3	Total
PIN OAK EQUITY FUND
Common Stocks	$89,443,724	$–	$–	$89,443,724
Short Term Investments	4,213,156	–	–	4,213,156

Total	$93,656,880	$–	$–	$93,656,880

	Level 1	Level 2	Level 3	Total
ROCK OAK CORE GROWTH FUND
Common Stocks	$8,100,910	$–	$–	$8,100,910
Short Term Investments	456,828	–	–	456,828

Total	$8,557,738	$–	$–	$8,557,738

	Level 1	Level 2	Level 3	Total
RIVER OAK DISCOVERY FUND
Common Stocks	$13,330,389	$–	$–	$13,330,389
Short Term Investments	692,200	–	–	692,200

Total	$14,022,589	$–	$–	$14,022,589

	Level 1	Level 2	Level 3	Total
RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$136,103,472	$–	$–	$136,103,472
Short Term Investments	4,162,928	–	–	4,162,928

Total	$140,266,400	$–	$–	$140,266,400

	Level 1	Level 2	Level 3	Total
BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$31,860,910	$–	$–	$31,860,910
Short Term Investments	2,046,254	–	–	2,046,254

Total	$33,907,164	$–	$–	$33,907,164

	Level 1	Level 2	Level 3	Total
LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$46,161,221	$–	$–	$46,161,221
Short Term Investments	481,561	–	–	481,561

Total	$46,642,782	$–	$–	$46,642,782

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no significant transfers between Level 1 and Level 2 during the period. There were no Level 3 securities held during the period ended July 31, 2014.

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OAK ASSOCIATES FUNDS

By	/s/ Charles A. Kiraly
Charles A. Kiraly
President

Date:	September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Charles A. Kiraly
Charles A. Kiraly
President and Principal Executive Officer

Date:	September 23, 2014

By	/s/ Pete Greenly
Pete Greenly
Treasurer and Principal Financial Officer

Date:	September 23, 2014